Taxes (Details) $ in Millions	1 Months Ended	6 Months Ended
	Nov. 30, 2024	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 HKD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)
Taxes [Line Items]
Profit amount		$ (373)	¥ (2,529)
Remaining profits		16.50%	16.50%	16.50%
Income tax rate		(0.03%)	(0.03%)	(0.03%)
tax-loss carry-forwards		$ 118,348,712				¥ 803,007,848	¥ 653,688,798
Valuation allowance		$ 15,585,630				105,750,054	94,139,807
Tax Jurisdiction of Domicile [Extensible Enumeration]		Foreign Tax Jurisdiction [Member]	Foreign Tax Jurisdiction [Member]	Foreign Tax Jurisdiction [Member]
Foreign Tax Jurisdiction [Member]
Taxes [Line Items]
Profit amount | ¥			¥ 3
Percentage of tax		25.00%	25.00%	25.00%
Remaining profits		20.00%	20.00%	20.00%
Enterprise Income Tax [Member]
Taxes [Line Items]
Income tax rate		15.00%	15.00%	15.00%
Hong kong [Member] | Foreign Tax Jurisdiction [Member]
Taxes [Line Items]
Profit amount | $				$ 2
Percentage of tax		8.25%	8.25%	8.25%
China [Member]
Taxes [Line Items]
Income tax rate	15.00%	25.00%	25.00%	25.00%
China [Member] | Foreign Tax Jurisdiction [Member]
Taxes [Line Items]
Valuation allowance		$ 15,585,630				¥ 105,750,054	¥ 94,139,807
High and New Technology Enterprise [Member]
Taxes [Line Items]
Income tax rate		15.00%	15.00%	15.00%